Royalties (Details Narrative) $ in Thousands			12 Months Ended
	Jul. 23, 2021 USD ($)	Jul. 23, 2021 CAD ($)	Sep. 30, 2021 USD ($)	Aug. 23, 2021 USD ($)	Jul. 23, 2021 CAD ($)	Feb. 01, 2021 USD ($)	Nov. 27, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration			$ 200,850,664
Cash consideration			65,016,496
Consideration paid			$ 213,684
USA And Canada [Member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration				$ 231,172,628
Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration							$ 13,076,000
Shares issued to satisfy purchase consideration | shares							15,000,000
Royalty Purchase Agreement [member] | Quartz Mountain Resources Ltd. [member]
IfrsStatementLineItems [Line Items]
Net smaller return royalty percentage						1.00%
Cash consideration						$ 150,000
Definitive Agreement [member] | Monarch Mining Corporation [member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration	$ 12,000,000				$ 15,000
Acquisition description	Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days. The transaction closed on August 5, 2021.	Monarch has the right to repurchase a 1.25% NSR on each of the Croinor Gold, McKenzie Break and Swanson properties for C$2 million per property. Such rights may only be exercised by Monarch for a period of 30 days after December 31, 2027 after the gold price as quoted by the London Bullion Market exceeds $2,000 per ounce continuously for 30 consecutive days. The transaction closed on August 5, 2021.	On July 23, 2021, the Company entered into a definitive agreement with Monarch to acquire a portfolio of gold royalty interests, including a C$2.50 per tonne royalty on material processed through Monarch’s Beacon mill originating from the Beaufor mine operations, a 2.5% NSR on each of Monarch’s Croinor Gold, McKenzie Break and Swanson properties, and a 1% NSR on Monarch’s Beaufor property.
Consideration paid	$ 9,000,000	$ 11,250
Consideration payable	$ 3,000,000				$ 3,750
Bottom of range [member] | Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
Net smaller return royalty percentage							0.50%
Top of range [member] | Royalty Purchase Agreement [member] | GoldMining [member]
IfrsStatementLineItems [Line Items]
Net smaller return royalty percentage							2.00%